Derivative liability - Summary of derivative liabilities (Details)		12 Months Ended
	Nov. 05, 2021 USD ($) $ / shares shares	Dec. 31, 2023 CAD ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2021 CAD ($)
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Warrant exercise price (in USD per share) | $ / shares	$ 3.75
Warrants term	3 years
Estimated fair value, amount				$ 3,707,789
Number of warrants issued | shares	8,175,000
Fair value of derivative liabilities		$ 238,176	$ 419,901
Change in fair value of derivative financial liabilities		$ 181,725	$ 6,241,221	$ 4,916,304
Base Shelf Prospectus Offering, November 5, 2021
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Warrants issued as part of common units | shares	8,175,000
Warrant exercise price (in USD per share) | $ / shares	$ 3.75
Warrants term	3 years
Option pricing model
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Derivative Liabilities [Line Items]
Estimated fair value, amount	$ 11,577,426
Risk-free interest rate	1.01%
Expected volatility	81.00%
Expected dividend yield	0.00%
Expected life	3 years